NET TRADING INCOME - Schedule of Net Gains (Losses) Held For Trading (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income arising on assets and liabilities mandatorily held at fair value through profit or loss:
Financial instruments held for trading	£ (24)	£ 94	£ 440
Other financial instruments mandatorily held at fair value through profit or loss:
Debt securities, loans and advances	7	6	37
Equity shares	3	11	9
Total net gains arising on assets designated at fair value through profit or loss	(14)	111	486
Net expense arising on assets and liabilities designated at fair value through profit or loss	(153)	(65)	(116)
Securities and other (losses) gains	(167)	46	370
Fair value hedges
Other financial instruments mandatorily held at fair value through profit or loss:
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(21)	195	546
Cash flow hedges
Other financial instruments mandatorily held at fair value through profit or loss:
Gain (loss) on hedge ineffectiveness recognised in profit or loss	£ (6)	£ (58)	£ 259